Public Offering (Tables)	12 Months Ended
Dec. 31, 2022
Public Offering
Summary of ordinary shares reflected on the balance sheet
As of December 31, 2022 and 2021, the ordinary shares reflected on the balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(12,144,000)
Class A ordinary share issuance costs	(15,428,121)
Plus:
Accretion of carrying value to redemption value	33,092,121

Class A ordinary shares subject to possible redemption as of December 31, 2021	$281,520,000
Accretion of carrying value to redemption value	3,986,568

Class A ordinary shares subject to possible redemption as of December 31, 2022	$285,506,568